SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)		€ 1,000	$ 0.0001	€ 1
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0001
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0001